UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:  BlackRock Energy and Resources Trust (BGR)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 6.9%
Halliburton Co. (a)	148,600	$6,520,568
Helmerich & Payne, Inc. (a)	190,500	12,967,335
Schlumberger Ltd. (a)	255,724	21,337,611

		40,825,514
Oil, Gas & Consumable Fuels — 90.8%
Anadarko Petroleum Corp. (a)	364,133	30,153,854
BG Group PLC	437,510	5,369,859
BP PLC	4,372,300	28,341,841
Cabot Oil & Gas Corp. (b)	499,400	14,747,282
Cairn Energy PLC (c)	1,817,900	4,211,990
Canadian Natural Resources Ltd. (a)	198,200	6,074,868
Chevron Corp. (a)(b)	424,328	44,545,953
Cimarex Energy Co. (a)	112,200	12,913,098
ConocoPhillips (a)	586,500	36,515,490
Devon Energy Corp. (a)	354,500	21,379,895
Enbridge, Inc. (a)	452,300	21,801,678
Encana Corp.	1,554,900	17,359,193
EOG Resources, Inc. (a)	222,900	20,437,701
Exxon Mobil Corp. (a)(b)	775,800	65,943,000
Kosmos Energy Ltd. (c)	682,907	5,401,794
Marathon Oil Corp. (a)	846,000	22,089,060
Murphy Oil Corp.	177,000	8,248,200
Noble Energy, Inc. (a)	306,592	14,992,349
Oil Search Ltd.	2,187,363	11,934,703
Phillips 66 (a)	182,400	14,336,640
Pioneer Natural Resources Co. (a)	145,400	23,774,354
Range Resources Corp. (a)	230,700	12,005,628

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Royal Dutch Shell PLC, A Shares — ADR (a)	718,665	$42,868,367
Southwestern Energy Co. (c)	522,200	12,109,818
Statoil ASA	747,826	13,222,618
Total SA	546,900	27,184,657

		537,963,890
Total Long-Term Investments (Cost — $635,166,785) — 97.7%		578,789,404

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	15,864,815	15,864,815
Total Short-Term Securities (Cost — $15,864,815) — 2.7%		15,864,815
Total Investments Before Options Written (Cost — $651,031,600*) — 100.4%		594,654,219

Options Written
(Premiums Received — $2,913,982) — (0.3)%		(2,036,731)
Total Investments Net of Options Written — 100.1%		592,617,488
Liabilities in Excess of Other Assets — (0.1)%		(380,468)

Net Assets — 100.0%		$592,237,020

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$656,321,248

Gross unrealized appreciation	$29,581,222
Gross unrealized depreciation	(91,248,251)

Net unrealized depreciation	$(61,667,029)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Represents the current yield as of report date.

(e)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,462,798	(19,597,983)	15,864,815	$3,825

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	As of March 31, 2015, exchange-traded options written as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
ConocoPhillips	Call	USD	70.00	4/02/15	565	$(565)
EOG Resources, Inc.	Call	USD	95.00	4/02/15	380	(2,660)
Exxon Mobil Corp.	Call	USD	93.00	4/02/15	638	(1,276)
Devon Energy Corp.	Call	USD	62.50	4/10/15	465	(13,718)
EOG Resources, Inc.	Call	USD	92.50	4/10/15	301	(32,809)
Phillips 66	Call	USD	80.00	4/10/15	325	(25,188)
Canadian Natural Resources Ltd.	Call	CAD	40.00	4/17/15	460	(19,068)
Cimarex Energy Co.	Call	USD	110.00	4/17/15	200	(140,000)
Cimarex Energy Co.	Call	USD	115.25	4/17/15	202	(64,306)
ConocoPhillips	Call	USD	70.00	4/17/15	462	(1,617)
Enbridge, Inc.	Call	CAD	58.00	4/17/15	510	(146,974)
Helmerich & Payne, Inc.	Call	USD	75.00	4/17/15	170	(2,550)
Marathon Oil Corp.	Call	USD	27.00	4/17/15	740	(20,720)
Noble Energy, Inc.	Call	USD	50.00	4/17/15	350	(26,250)
Pioneer Natural Resources Co.	Call	USD	170.00	4/17/15	80	(15,000)
Range Resources Corp.	Call	USD	55.00	4/17/15	200	(14,500)
Chevron Corp.	Call	USD	108.00	4/24/15	370	(32,005)
Chevron Corp.	Call	USD	109.00	4/24/15	223	(13,157)
Exxon Mobil Corp.	Call	USD	86.50	4/24/15	327	(25,342)
Exxon Mobil Corp.	Call	USD	87.00	4/24/15	420	(25,620)
Phillips 66	Call	USD	80.50	4/24/15	313	(42,255)
Pioneer Natural Resources Co.	Call	USD	167.50	4/24/15	230	(93,150)
Schlumberger Ltd.	Call	USD	86.00	4/24/15	447	(42,465)
Anadarko Petroleum Corp.	Call	USD	86.00	5/01/15	635	(100,330)
ConocoPhillips	Call	USD	65.00	5/01/15	514	(42,148)
Devon Energy Corp.	Call	USD	63.50	5/01/15	388	(31,622)
EOG Resources, Inc.	Call	USD	95.00	5/01/15	100	(14,400)
Halliburton Co.	Call	USD	46.00	5/01/15	173	(9,861)
Marathon Oil Corp.	Call	USD	27.00	5/01/15	740	(39,960)
Pioneer Natural Resources Co.	Call	USD	165.00	5/01/15	200	(114,000)
Canadian Natural Resources Ltd.	Call	CAD	40.00	5/15/15	235	(24,677)
Enbridge, Inc.	Call	CAD	62.00	5/15/15	282	(33,843)
Enbridge, Inc.	Call	CAD	64.00	5/15/15	283	(17,317)
Exxon Mobil Corp.	Call	USD	87.50	5/15/15	420	(39,060)
Helmerich & Payne, Inc.	Call	USD	75.00	5/15/15	495	(44,550)
Noble Energy, Inc.	Call	USD	50.00	5/15/15	350	(60,375)
Range Resources Corp.	Call	USD	55.00	5/15/15	150	(27,750)
Range Resources Corp.	Call	USD	57.50	5/15/15	150	(17,250)
Royal Dutch Shell PLC, A Shares — ADR	Call	USD	65.00	5/15/15	1,250	(43,750)
Schlumberger Ltd.	Call	USD	87.50	5/15/15	447	(49,170)
Total						$(1,511,258)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	63.44	4/02/15	50,900	$(67)
Oil Search Ltd.	Goldman Sachs International	Call	AUD	8.26	4/08/15	364,500	(28)
Cairn Energy PLC	UBS AG	Call	GBP	1.86	4/09/15	100,000	(96)
Total SA	Goldman Sachs International	Call	EUR	49.25	4/09/15	64,000	(1,156)
BP PLC	Goldman Sachs International	Call	GBP	4.67	4/14/15	417,000	(1,544)
Statoil ASA	Bank of America N.A.	Call	NOK	145.42	4/14/15	127,500	(51,487)
BP PLC	Goldman Sachs International	Call	GBP	4.37	4/29/15	511,300	(86,887)
Cairn Energy PLC	UBS AG	Call	GBP	1.86	4/29/15	100,000	(556)
Total SA	Goldman Sachs International	Call	EUR	45.92	4/29/15	60,000	(91,007)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	1.56	4/30/15	100,000	(10,330)
Noble Energy, Inc.	Citibank N.A.	Call	USD	50.40	4/30/15	38,000	(37,501)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	7.94	5/06/15	200,000	(7,171)
Total SA	Goldman Sachs International	Call	EUR	46.81	5/06/15	67,400	(81,358)
BG Group PLC	Goldman Sachs International	Call	GBP	9.03	5/11/15	50,000	(7,497)

2	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

As of March 31, 2015, over-the-counter options written were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BP PLC	Goldman Sachs International	Call	GBP	4.53	5/12/15	602,000	$(31,124)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.66	5/12/15	67,000	(4,119)
Statoil ASA	Bank of America N.A.	Call	NOK	144.38	5/13/15	135,000	(72,210)
Oil Search Ltd.	UBS AG	Call	AUD	7.38	5/27/15	201,000	(41,335)
Total							$(525,473)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$40,825,514	—	—	$40,825,514
Oil, Gas & Consumable Fuels	447,698,222	$90,265,668	—	537,963,890
Short-Term Securities	15,864,815	—	—	15,864,815

Total	$504,388,551	$90,265,668	—	$594,654,219

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,446,951)	$(589,780)	—	$(2,036,731)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $6,930 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

MARCH 31, 2015	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: May 22, 2015